Finance debt - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Carrying amount at beginning	€ 33,131	€ 31,704
Cash flows	(3,563)	(1,183)
Currency translation differences	1,044	711
Changes in the scope of consolidation	(1,571)	808
Other non-monetary changes	2,827	1,091
Carrying amount at end	31,868	33,131
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	25,495	23,804
Cash flows	(3,944)	666
Currency translation differences	208	255
Changes in the scope of consolidation	477	545
Other non-monetary changes	235	225
Carrying amount at end	22,471	25,495
Short-term debt
Borrowings
Carrying amount at beginning	2,299	2,882
Cash flows	1,375	(910)
Currency translation differences	547	153
Changes in the scope of consolidation	(95)	160
Other non-monetary changes	320	14
Carrying amount at end	4,446	2,299
Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	5,337	5,018
Cash flows	(994)	(939)
Currency translation differences	289	303
Changes in the scope of consolidation	(1,953)	103
Other non-monetary changes	2,272	852
Carrying amount at end	€ 4,951	€ 5,337